Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	92 Months Ended	96 Months Ended	104 Months Ended	108 Months Ended	120 Months Ended
	Sep. 11, 2017	Apr. 30, 2016	Apr. 30, 2018	Apr. 30, 2026	Apr. 30, 2017	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026
C000030134
Account Value [Line Items]
Line Graph and Table Measure Name				AB Corporate Income Shares
Accumulated Value		$ 10,000			$ 10,308		$ 10,359		$ 11,088		$ 12,047		$ 12,967		$ 11,656		$ 11,708		$ 11,982		$ 12,976	$ 13,759
C000192686
Account Value [Line Items]
Line Graph and Table Measure Name				AB Impact Municipal Income Shares
Accumulated Value	$ 10,000		$ 9,956			$ 10,709		$ 10,752		$ 12,158		$ 11,154		$ 11,316		$ 11,734		$ 12,127		$ 12,925
C000090717
Account Value [Line Items]
Line Graph and Table Measure Name				AB Municipal Income Shares
Accumulated Value		10,000			10,087		10,546		11,340		10,860		13,213		12,218		12,453		12,802		13,492	14,354
C000091758
Account Value [Line Items]
Line Graph and Table Measure Name				AB Taxable Multi-Sector Income Shares
Accumulated Value		10,000			10,149		10,214		10,623		10,987		11,307		10,982		11,226		11,721		12,524	13,070
Alliance Bernstein Index: Bloomberg US Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US Credit Bond Index
Accumulated Value		10,000			10,274		10,340		11,000		12,030		12,542		11,271		11,352		11,438		12,309	12,955
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000		$ 9,866			$ 10,473		$ 10,700		$ 11,528		$ 10,619		$ 10,925		$ 11,152		$ 11,338		$ 12,057
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value		10,000			10,014		10,170		10,797		11,030		11,884		10,947		11,262		11,497		11,688	12,429
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000			10,083		10,051		10,582		11,730		11,698		10,703		10,657		10,500		11,343	11,803
Alliance Bernstein Index: Bloomberg US Aggregate ex Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate ex Government Bond Index
Accumulated Value		$ 10,000			$ 10,172		$ 10,186		$ 10,762		$ 11,679		$ 11,945		$ 10,831		$ 10,821		$ 10,760		$ 11,652	$ 12,277